Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property, Plant And Equipment Estimated Useful Lives

Estimated Useful Life in Years
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	3-5 years
Leasehold improvements	Shorter of estimated useful lives or the term of the lease
Machinery & equipment	3-4 years
Office Equipment	4 years